GE Dealer Floorplan Master Note Trust

2007-2

Payment Date:	7/20/2010
Collection Period Ended:	6/30/2010
Closing Date:	8/02/2007
Next Payment Date:	8/20/2010
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Note Payment Detail

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

A	36159LBD7	0.35750%	970,000,000.00	970,000,000.00	970,000,000.00	279,346.53	970,279,346.53	0.00
B	36159LBE5	0.74750%	20,000,000.00	20,000,000.00	20,000,000.00	12,043.06	20,012,043.06	0.00
C	36159LBF2	1.14750%	10,000,000.00	10,000,000.00	10,000,000.00	9,243.75	10,009,243.75	0.00

TOTALS			1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	300,633.34	1,000,300,633.34	0.00

Beginning of Month Balance	5,466,615,552.78
New Volume	2,145,884,282.58
Principal Collections	2,183,902,234.01
Defaulted Amount	9,841,218.03
End of Month Balance	5,418,756,383.32
Annualized Yield	10.29%

Overconcentrations

Are there any Product Line Overconcentrations?	No
0.00
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	Yes
140,890,925.95
Discount Factor	0.0%

Collections	Total	Overconcentration
Principal Collections	2,183,902,234.01	53,202,925.24	2,130,699,308.77
Non Principal Collections	47,285,200.33	682,315.50	46,602,884.83
Total Collections	2,231,187,434.34	53,885,240.74	2,177,302,193.60
Defaults
Default Amount	9,841,218.03	21,835.46	9,819,382.57
Series Allocation Percentage			20.00%
Investor Default Amount			1,963,723.95
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust

2007-2

Payment Date:	7/20/2010
Collection Period Ended:	6/30/2010
Closing Date:	8/02/2007
Next Payment Date:	8/20/2010
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Allocation of Available Non Principal Collections
Series Allocation Percentage		20.00%
Available Non Principal Collections Allocated to Series			9,319,852.90

Application of Available Non Principal Collections and Available Principal Collections

(a) Available Non Principal Collections Allocated to Series			9,319,852.90

(i)	(A) Amount to Indenture Trustee		0.00
	(B) Amount to Trustee		0.00
	(C) Amount to Administrator		55.56
	(D) Amount to Custodian		0.00

(ii)	Noteholder Servicing Fee		1,783,333.33
	Unpaid Servicer Advances and interest thereon		0.00

(iii)	Class A Monthly Interest		279,346.53

(iv)	Class B Monthly Interest		12,043.06

(v)	Class C Monthly Interest		9,243.75

(vi)	Investor Default Amount (treated as Available Principal Collections)		1,963,723.95

(vii)	Investor Charge-offs	0.00
	Reimbursement of Investor Charge-offs	0.00
	Unreimbursed Investor Charge-offs	0.00
	Reallocation Principal Collections	0.00
	Reimbursement of Reallocated Principal Collections	0.00
	Unreimbursed Reallocated Principal Collections	0.00
	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00

(viii)	Amount Required to be Deposited to the Reserve Account		0.00

(ix)	Remaining Amounts due to:
	Indenture Trustee		0.00
	Trustee		0.00
	Administrator		0.00
	Custodian		0.00

(x)	Amounts otherwise required to be Deposited to Principal Account		0.00

(xi)	(If Early Amortization Period has not occurred)
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount		5,272,106.72

GE Dealer Floorplan Master Note Trust

2007-2

Payment Date:	7/20/2010
Collection Period Ended:	6/30/2010
Closing Date:	8/02/2007
Next Payment Date:	8/20/2010
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Excess Non Principal Collections for Series 2006-2	2,368,201.25
Excess Non Principal Collections for Series 2007-1	4,744,029.96
Excess Non Principal Collections for Series 2007-2	4,767,567.14
Excess Non Principal Collections for Series 2008-A	2,762,480.21
Excess Non Principal Collections for Series 2009-A	945,754.39
Excess Non Principal Collections for Series 2009-B	1,264,423.35
Excess Non Principal Collections for Series 2009-C	1,033,721.55
Excess Non Principal Collections for Series 2009-1	1,744,298.95
Excess Non Principal Collections for Series 2009-2	1,838,294.78
Total Excess Non Principal Collections	21,468,771.58

Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2007-2	0.00
Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2009-A	0.00
Non Principal Shortfalls for Series 2009-B	0.00
Non Principal Shortfalls for Series 2009-1	0.00
Non Principal Shortfalls for Series 2009-2	0.00
Non Principal Shortfalls for Series 2009-C	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-C	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	21,468,771.58

GE Dealer Floorplan Master Note Trust

2007-2

Payment Date:	7/20/2010
Collection Period Ended:	6/30/2010
Closing Date:	8/02/2007
Next Payment Date:	8/20/2010
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

(b) Revolving Period
0.00
Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement
Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

(c) Controlled Accumulation Period

Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	426,106,757.43
Available Principal Collections Treated as Shared Principal Collections	428,070,481.38
(i) Monthly Principal Deposited into the Principal Account	428,070,481.38
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	970,000,000.00
Class B	20,000,000.00
Class C	10,000,000.00
(iii) Principal Overcollateralization Amount	70,000,000.00
(iv) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Early Amortization Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amount equal to the Principal Overcollateralization release to Issuer (after the Note Principal Balance shall have been reduced to zero)	0.00
(iv) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,579,786,367.33
Aggregate Principal Shortfall for Principal Sharing Series	840,867,675.98
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-2	641,929,518.62
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-A	198,938,157.36
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-C	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-2	0.00

Amount Deposited into the Excess Funding Account	0.00

Released to Issuer	738,918,691.35

GE Dealer Floorplan Master Note Trust

2007-2

Payment Date:	7/20/2010
Collection Period Ended:	6/30/2010
Closing Date:	8/02/2007
Next Payment Date:	8/20/2010
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Required Reserve Account (Series Level Account)

Required Reserve Account Percentage	2.50%
Note Principal Balance	1,000,000,000.00
Required Reserve Account Amount	25,000,000.00

Reserve Account Interest Earnings withdrawn	2,414.04
Beginning Reserve Account Amount	25,000,000.00
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	25,000,000.00
Total Enhancement Amount	25,000,000.00

Reserve Account Deficiency	0.00

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	805,172.92
Disbursements	805,172.92
Ending Balance	0.00
Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	1,070,000,000.00
Disbursements	1,070,000,000.00
Ending Balance	0.00
Free Equity Amount
Note Trust Principal Balance	5,418,756,383.32
Aggregate Collateral Amount for all Series of Notes and Initial Subordinated Amount	4,983,748,976.00
Free Equity Amount	435,007,407.32

Minimum Free Equity Percentage	0.00%
Beginning Outstanding Principal Balance	4,686,859,488.00
Total Overconcentration	140,890,925.95
Minimum Free Equity Amount	140,890,925.95

GE Dealer Floorplan Master Note Trust

2007-2

Payment Date:	7/20/2010
Collection Period Ended:	6/30/2010
Closing Date:	8/02/2007
Next Payment Date:	8/20/2010
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Summary of Allocation of Collections

Total Principal Collections	2,130,699,308.77
Principal Collections Allocated to Series 2006-2	210,066,649.11
Principal Collections Allocated to Series 2007-1	423,120,027.82
Principal Collections Allocated to Series 2007-2	426,106,757.43
Principal Collections Allocated to Series 2008-A	257,112,286.46
Principal Collections Allocated to Series 2009-A	132,053,271.74
Principal Collections Allocated to Series 2009-B	132,053,271.74
Principal Collections Allocated to Series 2009-C	110,037,409.21
Principal Collections Allocated to Series 2009-1	220,074,817.63
Principal Collections Allocated to Series 2009-2	220,074,817.63
Principal Collections Not Allocated to Any Series and Released to Issuer	0.00

Total Non Principal Collections	46,602,884.83
Non Principal Collections Allocated to Series 2006-2	4,594,600.38
Non Principal Collections Allocated to Series 2007-1	9,254,526.83
Non Principal Collections Allocated to Series 2007-2	9,319,852.90
Non Principal Collections Allocated to Series 2008-A	5,623,587.63
Non Principal Collections Allocated to Series 2009-A	2,888,283.39
Non Principal Collections Allocated to Series 2009-B	2,888,283.39
Non Principal Collections Allocated to Series 2009-C	2,406,750.07
Non Principal Collections Allocated to Series 2009-1	4,813,500.12
Non Principal Collections Allocated to Series 2009-2	4,813,500.12
Non Principal Collections Not Allocated to Any Series and Released to Issuer	0.00

GE Dealer Floorplan Master Note Trust

2007-2

Payment Date:	7/20/2010
Collection Period Ended:	6/30/2010
Closing Date:	8/02/2007
Next Payment Date:	8/20/2010
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?			No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?			No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?			No

(4) Has the master servicer made any Servicer Advances during the previous collection period?			No

(5) Has an early amortization event occurred?			No

(6) Have any Payment Rate Triggers been met?			No

Current Monthly Payment Rate		39.95%
Prior Monthly Payment Rate		33.61%
Second Prior Monthly Payment Rate		35.01%
3 Month Average Monthly Payment Rate		36.19%

(7) Has the Default Rate Trigger been met?			No

Current Monthly Default Rate		2.16%
Prior Monthly Default Rate		1.14%
Second Prior Monthly Default Rate		1.06%
3 Month Average Monthly Default Rate		1.45%

(8) Reserve Account balance < Reserve Account trigger			No

Reserve Account balance		25,000,000.00
(A) Required Reserve Account Percentage minus 0.25%		2.25
times (B) Note Principal Balance		1,000,000,000.00
Reserve Account trigger		22,500,000.00

(9) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer			No

Current Month	2.42%
Prior Month	2.39%
Second Prior Month	2.34%
Third Prior Month	2.26%
Fourth Prior Month	2.28%
Fifth Prior Month	2.25%

(10) Have any new series been issued during the related monthly collection period?			No

(11) Have any account additions or account removals occurred during the related monthly collection period?			Yes
Number of accounts added / (removed): 2139

GE Dealer Floorplan Master Note Trust

2007-2

Payment Date:	7/20/2010
Collection Period Ended:	6/30/2010
Closing Date:	8/02/2007
Next Payment Date:	8/20/2010
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Delinquency
	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31 - 60	4.5	0.08%
61 - 90	3.3	0.06%
91 - 120	2.6	0.05%
121 - 150	3.5	0.06%
151 - 180	1.5	0.03%
*Total	15.4	0.28%
*Figures may not foot due to rounding